Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other current assets details [Abstract]
Prepaid Taxes	$ 318,480	$ 133,673
available for sale financial assets	168,062	29,185
Receivable from medicare medicaid	137,543	130,236
Rebates current	85,548	105,994
Other deferred charges	58,315	62,555
Leases receivable	55,503	48,538
Prepaid Rent	53,015	49,409
Amounts due from managed locations	34,054	22,676
Payments on account	30,680	33,934
Derivative Instruments and Hedges, Assets	28,241	16,664
Prepaid insurance	21,290	11,854
Prepaid deposit	19,447	19,212
Receivable for sale of investment	9,335	21,846
Other prepayments current	313,554	351,615
Total prepaid expenses and other current assets	$ 1,333,067	$ 1,037,391